VARIABLE INTEREST ENTITY (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Variable Interest Entity 1		38,000,000
Variable Interest Entity 2	5,400,000
Variable Interest Entity 3	520,951
Variable Interest Entity 4	404,662
Variable Interest Entity 5	542,255
Variable Interest Entity 6	658,544
Variable Interest Entity 7	2,969,204
Variable Interest Entity 8	3,188,700
Variable Interest Entity 9	448,279
Variable Interest Entity 10	228,783
Variable Interest Entity 11	992,050
Variable Interest Entity 12	1,038,176
Variable Interest Entity 13	164,920
Variable Interest Entity 14	118,794
Variable Interest Entity 15	39,680,000
Variable Interest Entity 16	45,140,000
Variable Interest Entity 17	52,190,000
Variable Interest Entity 18	45,170,000
Variable Interest Entity 19	17,650,000
Variable Interest Entity 20	20,660,000
Variable Interest Entity 21	7,750,000
Variable Interest Entity 22	60,600,000
Variable Interest Entity 23	$ 14,220,000